UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2005

1.804853.101

CAI-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Technology - 0.2%
Atmel Corp. 0% 5/23/21	$ 20,230	$ 9,458
ON Semiconductor Corp. 0% 4/15/24	840	678
		10,136
Nonconvertible Bonds - 74.1%
Aerospace - 0.5%
L-3 Communications Corp. 6.375% 10/15/15 (f)	17,590	17,788
Orbimage Holdings, Inc. 13.19% 7/1/12 (f)(h)	8,010	8,531
		26,319
Air Transportation - 1.1%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	10,201	7,651
7.379% 5/23/16	5,074	3,805
AMR Corp.:
9% 8/1/12	2,110	1,688
9% 9/15/16	2,865	2,278
10.2% 3/15/20	2,750	1,925
Continental Airlines, Inc. pass thru trust certificates:
8.307% 10/2/19	345	297
8.312% 10/2/12	1,660	1,361
8.388% 5/1/22	4,645	3,948
Delta Air Lines, Inc.:
7.9% 12/15/09	14,595	3,941
8.3% 12/15/29	27,450	6,314
10% 8/15/08	3,060	887
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,000	1,860
7.711% 9/18/11	3,690	2,140
7.779% 11/18/05	5,280	3,168
7.92% 5/18/12	14,780	8,720
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,026	906
7.248% 7/2/14	793	387
7.626% 4/1/10	1,325	755
7.691% 4/1/17	1,192	834
7.95% 9/1/16	996	777
8.304% 9/1/10	3,149	2,511
9.179% 10/1/11	4,487	1,885
		58,038
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 2.7%
Affinia Group, Inc. 9% 11/30/14 (f)	$ 21,285	$ 17,028
Altra Industrial Motion, Inc. 9% 12/1/11 (f)	4,560	4,309
Delco Remy International, Inc.:
8.625% 12/15/07	8,630	8,371
9.375% 4/15/12	2,975	2,291
11% 5/1/09	7,475	6,578
Ford Motor Credit Co. 6.625% 6/16/08	53,305	53,305
Intermet Corp. 9.75% 6/15/09 (d)	10,275	4,316
Navistar International Corp.:
6.25% 3/1/12	9,060	8,924
7.5% 6/15/11	3,250	3,331
Tenneco Automotive, Inc. 8.625% 11/15/14	5,280	5,478
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	8,401	9,409
11% 2/15/13	6,786	7,838
Visteon Corp. 7% 3/10/14	17,595	15,220
		146,398
Broadcasting - 1.4%
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	10,138	10,594
Radio One, Inc.:
6.375% 2/15/13 (f)	4,330	4,276
8.875% 7/1/11	9,550	10,242
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)	15,770	17,347
10.375% 9/1/14 (f)	27,135	31,273
		73,732
Building Materials - 1.8%
FIMEP SA 10.5% 2/15/13	3,625	4,133
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (f)(h)	3,150	3,150
7.875% 12/15/12 (f)	30,430	28,909
Jacuzzi Brands, Inc. 9.625% 7/1/10	27,395	30,135
Maax Holdings, Inc. 0% 12/15/12 (e)(f)	20,770	10,281
NTK Holdings, Inc. 0% 3/1/14 (e)(f)	27,100	15,312
Texas Industries, Inc. 7.25% 7/15/13 (f)	2,880	3,038
		94,958
Cable TV - 6.3%
Cablevision Systems Corp. 8% 4/15/12	65,745	65,909
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	$ 6,000	$ 5,955
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	6,755	4,593
0% 1/15/12 (e)	5,000	3,150
10% 4/1/09	690	566
11.75% 1/15/10	4,940	3,952
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	11,150	11,262
CSC Holdings, Inc.:
6.75% 4/15/12 (f)	20,160	19,505
7.625% 4/1/11	6,460	6,525
7.625% 7/15/18	49,623	48,631
7.875% 12/15/07	1,000	1,035
7.875% 2/15/18	23,385	23,297
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15 (f)	18,820	18,773
EchoStar DBS Corp.:
6.375% 10/1/11	15,465	15,388
6.625% 10/1/14	34,270	33,972
iesy Repository Gmbh 10.375% 2/15/15 (f)	11,490	11,605
Rogers Cable, Inc.:
5.5% 3/15/14	3,130	3,005
6.25% 6/15/13	6,405	6,421
6.75% 3/15/15	3,740	3,862
Telenet Group Holding NV 0% 6/15/14 (e)(f)	56,750	45,400
Videotron Ltee 6.875% 1/15/14	3,630	3,757
		336,563
Capital Goods - 0.8%
Ashtead Holdings PLC 8.625% 8/1/15 (f)(g)	5,440	5,630
Blount, Inc. 8.875% 8/1/12	6,070	6,616
Hexcel Corp. 6.75% 2/1/15	10,710	10,710
Polypore, Inc.:
0% 10/1/12 (e)	22,155	13,293
8.75% 5/15/12	7,915	7,658
		43,907
Chemicals - 2.8%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	27,115	30,640
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	$ 6,685	$ 4,796
Series B, 0% 10/1/14 (e)	32,875	23,670
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,760	6,408
Huntsman Advanced Materials LLC:
11% 7/15/10	7,000	8,015
11.83% 7/15/08 (h)	4,530	4,757
Huntsman ICI Chemicals LLC 10.125% 7/1/09	12,086	12,449
Huntsman LLC:
11.0988% 7/15/11 (h)	3,180	3,434
11.625% 10/15/10	2,465	2,884
Lyondell Chemical Co. 11.125% 7/15/12	6,125	6,967
Millennium America, Inc. 9.25% 6/15/08	6,270	6,850
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit	1,857	1,968
13% 12/1/07 unit	8,600	9,116
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	10,205	9,695
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10	3,220	3,341
Solutia, Inc.:
6.72% 10/15/37 (d)	5,610	4,600
7.375% 10/15/27 (d)	14,800	12,136
		151,726
Consumer Products - 0.5%
AAC Group Holding Corp. 0% 10/1/12 (e)(f)	11,590	8,577
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	685
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,916
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,579
Jostens Holding Corp. 0% 12/1/13 (e)	3,255	2,376
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,519
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10	6,925	7,704
		28,356
Containers - 1.7%
AEP Industries, Inc. 7.875% 3/15/13 (f)	2,780	2,780
BWAY Corp. 10% 10/15/10	9,210	9,763
Constar International, Inc. 11% 12/1/12	2,180	1,755
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	3,815	3,939
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 7,699	$ 7,314
7.5% 12/15/96	4,780	4,087
8% 4/15/23	8,275	8,275
Crown European Holdings SA:
9.5% 3/1/11	12,310	13,572
10.875% 3/1/13	7,420	8,756
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	4,283
7.75% 5/15/11	3,150	3,339
8.25% 5/15/13	10,790	11,680
Tekni-Plex, Inc.:
8.75% 11/15/13 (f)	7,470	6,536
10.875% 8/15/12 (f)	4,620	4,978
		91,057
Diversified Financial Services - 1.1%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	3,080	3,330
Metris Companies, Inc. 10.125% 7/15/06	771	774
Residential Capital Corp.:
6.375% 6/30/10 (f)	32,770	33,287
6.875% 6/30/15 (f)	17,905	18,640
		56,031
Diversified Media - 1.4%
CanWest Media, Inc. 8% 9/15/12	4,040	4,313
Corus Entertainment, Inc. 8.75% 3/1/12	7,225	7,821
Entravision Communications Corp. 8.125% 3/15/09	14,455	15,033
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,165
8.5% 7/15/29	25,045	25,550
		75,882
Electric Utilities - 1.3%
AES Gener SA 7.5% 3/25/14	14,980	15,467
Aquila, Inc. 14.875% 7/1/12	2,310	3,072
Calpine Corp. 8.75% 7/15/13 (f)	9,005	6,641
Chivor SA E.S.P. 9.75% 12/30/14 (f)	11,230	11,932
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,810
TECO Energy, Inc. 6.75% 5/1/15 (f)	4,880	5,209
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Tenaska Alabama Partners LP 7% 6/30/21 (f)	$ 5,580	$ 5,733
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)	11,310	11,876
Utilicorp United, Inc. 9.95% 2/1/11 (h)	3,505	3,856
		71,596
Energy - 5.7%
Chesapeake Energy Corp.:
7.5% 9/15/13	2,000	2,158
7.75% 1/15/15	6,000	6,510
El Paso Corp. 7.625% 8/16/07 (f)	5,900	6,092
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,891
Energy Partners Ltd. 8.75% 8/1/10	14,470	15,338
Enron Corp.:
6.4% 7/15/06 (d)	3,270	1,177
6.625% 11/15/05 (d)	13,290	4,784
6.725% 11/17/08 (d)(h)	4,095	1,474
6.75% 8/1/09 (d)	3,320	1,195
6.875% 10/15/07 (d)	8,050	2,898
6.95% 7/15/28 (d)	7,270	2,617
7.125% 5/15/07 (d)	1,390	500
7.375% 5/15/19 (d)	8,400	3,066
7.875% 6/15/03 (d)	1,390	500
8.375% 5/23/05 (d)	15,020	5,457
9.125% 4/1/03 (d)	285	103
9.875% 6/15/03 (d)	1,268	456
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,495
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,480
InterNorth, Inc. 9.625% 3/15/06 (d)	5,575	2,007
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (f)	2,465	2,490
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,672
Ocean Rig Norway AS 8.375% 7/1/13 (f)	4,730	4,943
Plains Exploration & Production Co. 8.75% 7/1/12	5,620	6,126
Range Resources Corp. 7.375% 7/15/13	5,530	5,889
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	38,042
8% 3/1/32	20,945	24,034
8.875% 3/15/10	4,000	4,360
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,072
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co.: - continued
7.5% 4/1/17	$ 13,715	$ 14,970
7.625% 4/1/37	7,450	8,173
8.375% 6/15/32	6,100	7,236
The Coastal Corp.:
6.375% 2/1/09	11,027	10,862
7.75% 6/15/10	1,410	1,451
10.75% 10/1/10	1,230	1,379
Venoco, Inc. 8.75% 12/15/11	6,840	6,977
Williams Companies, Inc.:
7.125% 9/1/11	1,800	1,962
7.625% 7/15/19	26,825	30,648
7.875% 9/1/21	15,505	17,889
8.125% 3/15/12	14,210	16,413
8.75% 3/15/32	7,885	9,738
		303,524
Entertainment/Film - 0.2%
IMAX Corp. 9.625% 12/1/10	11,340	12,134
Environmental - 0.3%
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	396
7.4% 9/15/35	15,066	13,107
		13,503
Food and Drug Retail - 0.3%
Ahold Finance USA, Inc. 8.25% 7/15/10	11,980	13,118
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	5,125	5,458
		18,576
Food/Beverage/Tobacco - 0.7%
Doane Pet Care Co. 10.75% 3/1/10	7,500	8,100
Leiner Health Products, Inc. 11% 6/1/12	2,870	2,741
Michael Foods, Inc. 8% 11/15/13	2,690	2,757
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	8,690	9,233
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(f)	15,460	11,440
Southern States Cooperative, Inc. 10.5% 11/1/10 (f)	4,370	4,348
		38,619
Gaming - 2.5%
Mandalay Resort Group 6.5% 7/31/09	16,415	16,765
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM MIRAGE:
6% 10/1/09	$ 5,030	$ 5,043
6.625% 7/15/15 (f)	25,100	25,477
6.75% 9/1/12	6,315	6,520
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	10,089
MTR Gaming Group, Inc. 9.75% 4/1/10	4,110	4,470
Penn National Gaming, Inc.:
6.75% 3/1/15 (f)	7,810	7,869
8.875% 3/15/10	1,320	1,404
Scientific Games Corp. 6.25% 12/15/12 (f)	3,050	3,096
Station Casinos, Inc.:
6% 4/1/12	8,320	8,466
6.5% 2/1/14	10,140	10,407
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	19,620	20,969
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(f)	5,570	3,955
9% 1/15/12 (f)	3,260	3,423
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	4,241	4,580
		132,533
Healthcare - 3.4%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,650
AmeriPath, Inc. 10.5% 4/1/13	14,500	14,645
AmerisourceBergen Corp.:
7.25% 11/15/12	3,240	3,564
8.125% 9/1/08	2,270	2,452
Beverly Enterprises, Inc. 7.875% 6/15/14	5,180	5,646
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	14,298
CDRV Investors, Inc. 0% 1/1/15 (e)	10,950	5,420
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (f)	7,530	6,476
HCA, Inc. 5.75% 3/15/14	5,000	4,881
National Nephrology Associates, Inc. 9% 11/1/11 (f)	3,240	3,621
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,079
Senior Housing Properties Trust 7.875% 4/15/15	17,390	18,738
Service Corp. International (SCI) 7% 6/15/17 (f)	11,460	11,761
Triad Hospitals, Inc. 7% 11/15/13	13,090	13,385
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,916
Vanguard Health Holding Co. I 0% 10/1/15 (e)	11,815	8,566
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Vanguard Health Holding Co. II LLC 9% 10/1/14	$ 31,550	$ 34,390
VWR International, Inc.:
6.875% 4/15/12	620	612
8% 4/15/14	1,740	1,670
Warner Chilcott Corp. 8.75% 2/1/15 (f)	11,605	11,547
		181,317
Homebuilding/Real Estate - 2.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (f)	12,240	12,240
8.125% 6/1/12	12,730	13,367
BF Saul REIT 7.5% 3/1/14	12,505	13,005
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,315
D.R. Horton, Inc. 7.875% 8/15/11	2,540	2,826
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	3,440	3,414
6.25% 1/15/15	15,380	15,346
7.75% 5/15/13	16,035	16,997
Meritage Homes Corp. 6.25% 3/15/15	7,970	7,572
Standard Pacific Corp.:
7.75% 3/15/13	10,920	11,521
9.25% 4/15/12	4,370	4,873
Technical Olympic USA, Inc. 7.5% 1/15/15	9,310	8,565
		117,041
Hotels - 0.7%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,570
8% 11/15/13	8,460	9,021
ITT Corp.:
6.75% 11/15/05	2,000	2,010
7.375% 11/15/15	20,000	22,200
		39,801
Leisure - 1.1%
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	30,445	21,007
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	18,375	21,109
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,845
		55,961
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 1.1%
America Rock Salt Co. LLC 9.5% 3/15/14	$ 8,250	$ 8,374
Compass Minerals International, Inc. 0% 12/15/12 (e)	18,715	16,376
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	12,880
10.125% 2/1/10	7,000	7,788
Massey Energy Co. 6.625% 11/15/10	10,700	11,021
		56,439
Paper - 1.5%
Georgia-Pacific Corp.:
7.375% 12/1/25	8,240	8,910
7.75% 11/15/29	9,000	10,080
8% 1/15/24	24,710	28,355
8.125% 5/15/11	2,500	2,797
8.875% 5/15/31	5,250	6,563
9.375% 2/1/13	1,000	1,130
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	2,915
NewPage Corp.:
9.46% 5/1/12 (f)(h)	8,670	8,757
12% 5/1/13 (f)	9,420	9,326
		78,833
Publishing/Printing - 3.1%
Dex Media, Inc. 8% 11/15/13	16,350	17,495
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	5,797
Haights Cross Operating Co. 11.75% 8/15/11	13,350	14,618
Houghton Mifflin Co.:
0% 10/15/13 (e)	69,155	54,114
8.25% 2/1/11	8,260	8,673
9.875% 2/1/13	24,000	26,160
R.H. Donnelley Corp. 6.875% 1/15/13	18,550	19,060
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,987
The Reader's Digest Association, Inc. 6.5% 3/1/11	9,085	9,312
		166,216
Railroad - 0.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,885
9.5% 10/1/08	5,910	6,427
TFM SA de CV:
9.375% 5/1/12 (f)	16,130	17,259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - continued
TFM SA de CV: - continued
12.5% 6/15/12	$ 13,955	$ 16,327
yankee 10.25% 6/15/07	750	799
		48,697
Restaurants - 0.8%
Carrols Corp. 9% 1/15/13 (f)	3,470	3,600
Domino's, Inc. 8.25% 7/1/11	4,070	4,355
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	12,410	12,270
Morton's Restaurant Group, Inc. 7.5% 7/1/10	12,460	12,398
Uno Restaurant Corp. 10% 2/15/11 (f)	12,240	11,812
		44,435
Services - 2.4%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,707
FTI Consulting, Inc. 7.625% 6/15/13 (f)	3,280	3,329
Iron Mountain, Inc.:
6.625% 1/1/16	33,245	31,417
7.75% 1/15/15	25,205	25,709
8.625% 4/1/13	2,225	2,336
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)	23,355	16,757
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)	27,730	28,701
Rural/Metro Corp. 9.875% 3/15/15 (f)	7,685	7,723
		126,679
Shipping - 2.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	3,630	3,957
CHC Helicopter Corp. 7.375% 5/1/14	10,925	11,034
General Maritime Corp. 10% 3/15/13	9,420	10,291
Grupo TMM SA de CV 10.5% 8/1/07 (f)	7,894	7,618
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(f)	10,235	8,214
OMI Corp. 7.625% 12/1/13	8,125	8,267
Seabulk International, Inc. 9.5% 8/15/13	17,020	19,127
Ship Finance International Ltd. 8.5% 12/15/13	30,655	29,352
Ultrapetrol Bahamas Ltd. 9% 11/24/14	8,485	7,509
		105,369
Steels - 1.1%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	11,805	12,543
Edgen Acquisition Corp. 9.875% 2/1/11	6,120	6,059
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,608
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - continued
International Steel Group, Inc. 6.5% 4/15/14	$ 24,820	$ 23,827
Ispat Inland ULC 9.75% 4/1/14	5,094	6,011
		58,048
Super Retail - 0.3%
AutoNation, Inc. 9% 8/1/08	12,200	13,420
CSK Automotive, Inc. 7% 1/15/14	2,460	2,386
National Vision, Inc. 12% 3/30/09	602	602
		16,408
Technology - 6.8%
Celestica, Inc. 7.875% 7/1/11	31,775	32,808
Freescale Semiconductor, Inc. 7.125% 7/15/14	27,745	29,687
Lucent Technologies, Inc.:
6.45% 3/15/29	50,085	45,077
6.5% 1/15/28	4,180	3,710
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.66% 12/15/11 (f)(h)	3,090	3,090
6.875% 12/15/11 (f)	6,150	6,089
8% 12/15/14 (f)	2,400	2,322
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	7,821
Semiconductor Note Participation Trust 0% 8/4/11 (f)	3,000	4,500
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (f)(g)(h)	12,970	13,424
9.125% 8/15/13 (f)(g)	24,240	25,149
10.25% 8/15/15 (f)(g)	37,140	38,533
Viasystems, Inc. 10.5% 1/15/11	23,140	22,677
Xerox Capital Trust I 8% 2/1/27	30,530	31,751
Xerox Corp.:
6.875% 8/15/11	24,680	25,852
7.2% 4/1/16	4,950	5,396
7.625% 6/15/13	62,845	66,930
		364,816
Telecommunications - 13.2%
American Tower Corp. 7.125% 10/15/12	13,300	14,065
AT&T Corp. 9.75% 11/15/31	38,875	50,215
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	30,512
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)	8,540	9,159
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Ltd. 9.25% 9/1/12 (f)	$ 2,650	$ 2,733
Eschelon Operating Co. 8.375% 3/15/10	7,475	6,877
Inmarsat Finance II PLC 0% 11/15/12 (e)	44,280	35,424
Inmarsat Finance PLC 7.625% 6/30/12	1,735	1,837
Innova S. de R.L. 9.375% 9/19/13	19,890	22,351
Intelsat Ltd. 8.695% 1/15/12 (f)(h)	22,320	22,766
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)	4,400	4,477
10.375% 8/17/09 (f)	5,320	5,939
MCI, Inc.:
7.688% 5/1/09	416	434
8.735% 5/1/14 (h)	20,583	23,053
Millicom International Cellular SA 10% 12/1/13	19,800	20,543
Mobifon Holdings BV 12.5% 7/31/10	23,305	27,733
Mobile Telesystems Finance SA 8% 1/28/12 (f)	12,290	12,597
New Skies Satellites BV:
8.5388% 11/1/11 (h)	3,540	3,682
9.125% 11/1/12	2,710	2,818
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,585
6.875% 10/31/13	6,840	7,250
7.375% 8/1/15	75,245	80,888
NTL Cable PLC 8.75% 4/15/14	47,580	50,673
PanAmSat Holding Corp. 0% 11/1/14 (e)	16,950	12,119
Qwest Corp.:
6.6706% 6/15/13 (f)(h)	33,180	34,590
7.875% 9/1/11	14,060	14,622
8.875% 3/15/12	67,495	73,907
Qwest Services Corp.:
13.5% 12/15/10	1,990	2,289
14% 12/15/14	3,963	4,795
Rogers Communications, Inc. 6.535% 12/15/10 (h)	8,170	8,507
Rural Cellular Corp. 9.875% 2/1/10	10,685	11,326
U.S. West Communications:
6.875% 9/15/33	26,355	22,665
7.125% 11/15/43	1,355	1,152
7.2% 11/10/26	37,955	34,065
7.25% 9/15/25	8,865	8,333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 10/15/35	$ 6,060	$ 5,393
7.5% 6/15/23	14,935	13,778
8.875% 6/1/31	2,015	2,045
UbiquiTel Operating Co. 9.875% 3/1/11	8,150	9,087
		701,284
Textiles & Apparel - 0.4%
Levi Strauss & Co. 9.75% 1/15/15	18,140	19,047
TOTAL NONCONVERTIBLE BONDS		3,953,843
TOTAL CORPORATE BONDS (Cost $3,828,144)		3,963,979
Common Stocks - 14.4%
	Shares
Automotive - 0.3%
Exide Technologies warrants 3/18/06 (a)	589	0
TRW Automotive Holdings Corp. (a)	500,000	13,315
		13,315
Broadcasting - 0.0%
Discovery Holding Co. Class A (a)	125,000	1,784
Building Materials - 0.0%
Jacuzzi Brands, Inc. (a)	177,900	1,930
Cable TV - 3.9%
Cablevision Systems Corp. - NY Group Class A (a)	650,000	20,131
EchoStar Communications Corp. Class A	1,300,000	37,336
Liberty Global, Inc. Class A (a)	62,500	2,965
LodgeNet Entertainment Corp. (a)	735,000	12,017
NTL, Inc. (a)	613,393	40,870
NTL, Inc. Class A warrants 1/13/11 (a)	35,177	25
PTV, Inc. (a)	3	0
Telewest Global, Inc. (a)	4,171,009	93,164
		206,508
Chemicals - 0.4%
Celanese Corp. Class A	1,145,700	21,562
Sterling Chemicals, Inc. (a)	891	31
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,445	0
		21,593
Common Stocks - continued
	Shares	Value (000s)
Containers - 0.4%
Crown Holdings, Inc. (a)	1,350,000	$ 21,317
Trivest 1992 Special Fund Ltd. (a)(i)	11,400,000	114
		21,431
Diversified Media - 1.0%
Liberty Media Corp. Class A (a)	1,250,000	10,988
News Corp. Class A	877,200	14,369
Rogers Communications, Inc. Class B (non-vtg.)	725,000	26,795
		52,152
Energy - 1.1%
Apache Corp.	340,000	23,256
Chesapeake Energy Corp.	700,000	18,277
Encore Acquisition Co. (a)	525,000	16,559
		58,092
Food and Drug Retail - 0.5%
CVS Corp.	800,000	24,824
Food/Beverage/Tobacco - 0.3%
Centerplate, Inc. unit	1,033,875	13,440
Gaming - 0.8%
Kerzner International Ltd. (a)	340,000	20,315
Mikohn Gaming Corp. warrants 10/14/08 (a)(i)	535,456	3,213
Penn National Gaming, Inc. (a)	600,000	21,450
		44,978
Healthcare - 0.5%
DaVita, Inc. (a)	440,800	20,823
Quest Diagnostics, Inc.	150,000	7,701
		28,524
Homebuilding/Real Estate - 0.4%
KB Home	275,000	22,525
Swerdlow Real Estate Group LLC (a)(i)	159,600	255
		22,780
Metals/Mining - 0.6%
Haynes International, Inc. (a)(f)	147,429	3,022
Peabody Energy Corp.	250,000	16,435
Phelps Dodge Corp.	100,000	10,645
		30,102
Publishing/Printing - 0.8%
R.H. Donnelley Corp. (a)	675,000	44,213
Services - 0.4%
Coinmach Service Corp. unit	1,522,000	20,532
Common Stocks - continued
	Shares	Value (000s)
Shipping - 1.2%
General Maritime Corp.	500,000	$ 19,495
Laidlaw International, Inc.	1,000,000	25,700
OMI Corp.	795,000	14,334
Ship Finance International Ltd. (NY Shares)	140,100	2,634
		62,163
Super Retail - 0.0%
National Vision, Inc. (a)	34,502	247
Technology - 0.7%
AMIS Holdings, Inc. (a)	791,141	10,095
General Cable Corp. (a)	960,300	15,941
Seagate Technology	550,000	10,654
		36,690
Telecommunications - 1.0%
Broadwing Corp. (a)	13,950	70
Mobile TeleSystems OJSC sponsored ADR	600,000	21,276
New Skies Satellites Holdings Ltd.	449,000	9,294
Nextel Communications, Inc. Class A (a)	675,000	23,490
SpectraSite, Inc. (a)	4,451	364
		54,494
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (i)	659,302	6,824
TOTAL COMMON STOCKS (Cost $658,535)		766,616
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	849
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (i)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,699
Nonconvertible Preferred Stocks - 0.7%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,825	11,853
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	113
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II 8.875% (a)	18,557	$ 19,299
Super Retail - 0.1%
GNC Corp. Series A, 12.00%	7,090	4,963
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,228
TOTAL PREFERRED STOCKS (Cost $43,761)		42,927
Floating Rate Loans - 3.7%
	Principal Amount (000s)
Air Transportation - 0.0%
United Air Lines, Inc. Tranche B, term loan 7.96% 12/30/05 (h)	$ 2,550	2,579
Automotive - 0.4%
AM General LLC:
Tranche B1, term loan 8.0756% 11/1/11 (h)	11,970	12,479
Tranche C2, term loan 12.41% 5/2/12 (h)	6,300	6,725
Goodyear Tire & Rubber Co. Tranche 2, term loan 6.32% 4/30/10 (h)	1,690	1,707
		20,911
Cable TV - 0.3%
Hilton Head Communications LP Tranche B, term loan 7.5% 3/31/08 (h)	6,000	5,865
Olympus Cable Holdings LLC Tranche B, term loan 8.25% 9/30/10 (h)	1,450	1,432
UPC Broadband Holding BV Tranche H2, term loan 6.2544% 9/30/12 (h)	4,650	4,685
UPC Distribution Holdings BV Tranche F, term loan 7.19% 12/31/11 (h)	4,975	5,043
		17,025
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B term loan 5.5706% 7/31/08 (h)	780	789
Energy - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (h)	832	848
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Coffeyville Resources LLC: - continued
Tranche 2, term loan 10.3125% 7/8/13 (h)	$ 9,370	$ 9,651
Tranche B1, term loan 6.063% 7/8/12 (h)	1,248	1,271
		11,770
Entertainment/Film - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (h)	9,790	9,900
Environmental - 0.1%
Allied Waste Industries, Inc.:
term loan 5.5406% 1/15/12 (h)	2,443	2,461
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (h)	932	939
		3,400
Healthcare - 0.8%
DaVita, Inc. Tranche B, term loan LIBOR+2.25% 7/30/12 (h)	25,280	25,691
Warner Chilcott Corp. term loan 6.1091% 1/18/12 (h)	18,360	18,544
		44,235
Technology - 1.3%
Infor Global Solutions AG:
Tranche 1, term loan 6.729% 4/18/11 (h)	9,580	9,616
Tranche 2, term loan 10.729% 4/18/12 (h)	8,980	8,991
SunGard Data Systems, Inc. Tranche B, term loan 6.28% 2/10/13 (h)	50,065	50,691
		69,298
Telecommunications - 0.4%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (h)	19,000	18,953
TOTAL FLOATING RATE LOANS (Cost $193,897)		198,860
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 3.31% (b)	459,964,135	459,964
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	2,021,250	2,021
TOTAL MONEY MARKET FUNDS (Cost $461,985)		461,985
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.27%, dated 7/29/05 due 8/1/05) (Cost $10,273)	$ 10,276	$ 10,273
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,196,595)		5,444,640
NET OTHER ASSETS - (2.1)%		(111,903)
NET ASSETS - 100%		$ 5,332,737
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $811,077,000 or 15.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,256,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Mikohn Gaming Corp. warrants 10/14/08	9/26/03	$ -
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,190,372,000. Net unrealized appreciation aggregated $254,268,000, of which $387,344,000 related to appreciated investment securities and $133,076,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005